Inventories	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]:
Inventories [Text Block]

4. Inventories:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2013	June 30, 2014
Bunkers	303	659
Lubricants	9,044	11,475
Spare parts	1,658	1,656
Total	11,005	13,790